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                             The Bank of New York
                                One Wall Street
                              New York, NY 10286

                                                                October 2, 2006

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

     Re: BNY Hamilton Funds, Inc.:
         File Numbers 33-47703 and 811-6654

Dear Madams or Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information do not differ from that contained in Post-Effective Amendment No. 49 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on September 29, 2006.

Please direct any questions or comments regarding any matters relating to this filing to the undersigned at 212-237-0985.

                                                  Very truly yours,

                                                  /s/ Shanak Patnaik
                                                  -----------------------------
                                                  Shanak Patnaik